CONDENSED BALANCE SHEETS (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Current Assets:
Cash	$ 11,570,000	$ 15,571,000	$ 96,000
Prepaid expenses and other current assets	199,000	3,000	4,000
Total Current Assets	11,769,000	15,574,000	100,000
Property and equipment, net	105,000	2,000	4,000
Deferred offering costs		0	44,000
Total Assets	11,874,000	15,576,000	148,000
Current Liabilities:
Accounts payable and accrued expenses	574,000	410,000	101,000
Payable to Former Parent	1,000	537,000	0
Total Current Liabilities	575,000	947,000	101,000
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value; 500,000 shares authorized; no shares issued and outstanding at December 31, 2014 and March 31, 2014	0	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 4,804,290 and 4,650,000 shares issued and outstanding at December 31, 2014 and March 31, 2014, respectively	480	465	200
Additional paid-in capital	20,104,520	18,297,535	597,800
Accumulated deficit	(8,806,000)	(3,669,000)	(551,000)
Total Stockholders' Equity	11,299,000	14,629,000	47,000
Total Liabilities and Stockholders' Equity	$ 11,874,000	$ 15,576,000	$ 148,000